Segment Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
In January 2025, our LNG carrier Fuji LNG completed its final cargo delivery under a short-term contract and entered the shipyard in early February 2025 to begin conversion into a MKII FLNG. In the first quarter of 2025, we finalized the sale of our remaining LNG carrier, the Golar Arctic. These key milestones marked our exit from shipping operations. Accordingly, starting in the first quarter of 2025, we no longer classify Shipping as a reportable segment. All associated legacy shipping activities have been included within the broader Corporate and other segment with retrospective effect.

In June 2025, FLNG Gimi achieved its COD under its 20-year customer contract, which comprises both lease and non-lease components (note 5), marking a significant milestone in the expansion of our FLNG segment and earnings base.

Consequently, we determined that we provide two distinct services and operate in the following two reportable segments: “FLNG” and “Corporate and other” and our key performance indicator is Adjusted EBITDA.

A reconciliation of net income to Adjusted EBITDA for the nine months ended September 30, 2025 and 2024 is as follows:

(in thousands of $)	2025	2024
Net income	89,428	65,756
Income tax expense	2,406	486
Income before income tax	91,834	66,242
Depreciation and amortization	37,052	39,884
Unrealized loss on oil and gas derivative instruments (note 7)	72,549	87,593
Other non-operating income (note 5)	(29,981)	—
Interest income	(23,651)	(27,484)
Interest expense	9,289	—
Losses on derivative instruments, net (note 8)	10,091	8,646
Other financial items, net (note 8)	4,166	3,164
Net (income)/losses from equity method investments (note 13)	(9,960)	3,287
Sales-type lease receivable in excess of interest income (7)	12,222	—
Adjusted EBITDA	173,611	181,332

Our two distinct reportable segments are as follows:
•FLNG – This segment includes the operations of our FLNG vessels and projects. We convert LNG carriers into FLNG vessels or build new FLNG vessels and subsequently contract them to third parties. We currently have two operational FLNGs, the FLNG Hilli and the FLNG Gimi. We also have one FLNG undergoing conversion, the MKII FLNG (note 12).
•Corporate and other – This segment includes our legacy shipping segment activities, vessel management, floating storage and regasification unit services for third parties, LNG carrier transportation operations, administrative services to affiliates and third parties, our corporate overhead costs and other strategic investments.

	Nine months ended September 30, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total Segment Reporting	Elimination (7)	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	168,171	—	168,171	—	168,171
Sales-type lease revenue	46,925	—	46,925	—	46,925
Vessel management fees and other revenues	25,144	19,594	44,738	—	44,738
Time and voyage charter revenues	—	876	876	—	876
Total operating revenues (note 5)	240,240	20,470	260,710	—	260,710
Vessel operating expenses (2)	(85,707)	(22,076)	(107,783)	—	(107,783)
Administrative expenses (3)	(939)	(23,396)	(24,335)	—	(24,335)
Project development expenses (4)	(13,071)	(3,140)	(16,211)	—	(16,211)
Realized gain on oil and gas derivative instruments, net (note 7)	51,034	—	51,034	—	51,034
Other operating loss (5) (6)	—	(2,026)	(2,026)	—	(2,026)
Sales-type lease receivable in excess of interest income (7)	12,222	—	12,222	(12,222)	—
Adjusted EBITDA	203,779	(30,168)	173,611	(12,222)	161,389

Net income/(loss) from equity method investments (note 13)	(363)	10,323	9,960	—	9,960

Balance Sheet:	September 30, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total assets
Total assets	4,127,021	548,464	4,675,485
Equity method investments (note 13)	18,908	16,018	34,926

	Nine months ended September 30, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total
Statement of Operations:
Liquefaction services revenue	168,563	—	168,563
Vessel management fees and other revenues	—	17,042	17,042
Time and voyage charter revenues	—	8,850	8,850
Total operating revenues (note 5)	168,563	25,892	194,455
Vessel operating expenses (2)	(62,496)	(30,732)	(93,228)
Administrative expenses (3)	(1,005)	(18,995)	(20,000)
Project development expenses (4)	(3,634)	(3,847)	(7,481)
Realized gain on oil and gas derivative instruments, net (note 7)	107,586	—	107,586
Adjusted EBITDA	209,014	(27,682)	181,332

Net loss from equity method investments (note 13)	—	(3,287)	(3,287)

Balance Sheet:	December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total assets
Total assets	3,623,417	744,260	4,367,677
Equity method investments (note 13)	—	43,665	43,665
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) Includes crew, repairs and maintenance, spares, stores and consumables and insurance costs.
(3) Includes employee compensation and benefits, audit and accounting fees, legal fees and other corporate costs, which are managed centrally under our “Corporate and other” segment.
(4) Includes costs incurred for early-stage development activities, feasibility studies, and business development efforts for projects not yet at FID stage. In 2025, we entered into Front-End Engineering Design (“FEED”) studies for the development of a Mark III FLNG unit and a Mark I three-train FLNG unit.
(5) In the first quarter of 2025, we completed the sale of our remaining LNG carrier, the Golar Arctic including its unused fuel onboard for a net consideration of $24.8 million resulting in a loss on disposal of $0.5 million recognized in “Other Operating loss” in the unaudited consolidated statement of operations.
(6) As of September 30, 2025, management evaluated the expected credit losses related to its shareholder loan to Higas Holdings Limited (“Higas”) (note 20). Based on our assessment of Higas’ financial condition and the continued uncertainty regarding Higas’ potential inclusion to Sardinia’s regulatory framework as of the reporting date, an allowance for credit losses of $1.5 million was recognized within “Other operating loss” in the unaudited consolidated statements of operations.
(7) Amounts recognized as revenue is analogous to the interest income component earned, while the principal amortization is treated as a reduction to the lease receivable balance presented in “Net investment in sales-type lease” in the unaudited consolidated balance sheet. Represents the lease receivable principal amortization component of the total amounts invoiced under the FLNG Gimi sales-type lease which commenced in June 2025. We included the total invoiced amounts comprising both interest income and principal repayment in our FLNG Adjusted EBITDA to reflect the total cash earnings and economic performance of the FLNG Gimi (note 5.2). This amount is eliminated from the unaudited consolidated statements of operations in accordance with U.S. GAAP.